Simplify US Equity PLUS Convexity ETF
Schedule of Investments
March 31, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98 .6%
iShares Core S&P 500 ETF(a)
(Cost $ 93,563,328 ) .......................................................... 262,505 $ 104,429,739
Number of
Contracts Notional Amount
Purchased Options – 1.3%
Calls – Exchange-Traded – 0.8%
S&P 500 Index , September Strike Price $ 4,400 , Expires 9/17/21 .......... 223 $ 98,120,000 584,260
S&P 500 Index , March Strike Price $ 5,000 , Expires 3/18/22 .............. 221 110,500,000 271,830
856,090
Puts – Exchange-Traded – 0.5%
S&P 500 Index , June Strike Price $ 2,000 , Expires 6/18/21 ............... 124 24,800,000 20,460
S&P 500 Index , September Strike Price $ 1,800 , Expires 9/17/21 .......... 112 20,160,000 55,440
S&P 500 Index , December Strike Price $ 1,800 , Expires 12/17/21 ......... 128 23,040,000 111,360
S&P 500 Index , March Strike Price $ 2,000 , Expires 3/18/22 .............. 83 16,600,000 149,400
S&P 500 Index , June Strike Price $ 2,000 , Expires 6/17/22 ............... 90 18,000,000 225,000
561,660
Total Purchased Options (Cost $ 2,105,055 ) ......................................................... 1,417,750
Shares
Money Market Funds – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $ 79,703 ) .............................................................. 79,703 79,703
Total Investments – 100.0%
(Cost $ 95,748,086 ) .......................................................................... $ 105,927,192
Other Assets in Excess of Liabilities – 0.0% † ........................................................ 9,843
Net Assets – 100.0% .......................................................................... $ 105,937,035
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of March 31, 2021.
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98 .6%
Purchased Options ............................................................................... 1 .3%
Money Market Funds ............................................................................. 0 .1%
Total Investments ................................................................................ 100 .0%
Other Assets in Excess of Liabilities .................................................................. 0.0% †
Net Assets ..................................................................................... 100 .0%